14. Deferred Compensation and Supplemental Employee Retirement Plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Directors Deferred Compensation Plan
Benefits accrued with the plan	$ 114,014	$ 141,857
Expenses associated with the plan	723	779
Supplemental Employee Retirement Plan
Benefits accrued with the plan	774,713	575,709
Expenses associated with the plan	$ 199,004	$ 114,190